Reverse Recapitalization	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization
Reverse Recapitalization

3. Reverse Recapitalization

On the Closing Date, (i) Prime Impact converted (a) its issued and outstanding 375,193 Class A and 4,341,052 Class B ordinary shares into 4,716,245 Class A ordinary shares of the Company, and (b) its 13,663,325 outstanding warrants with each warrant to purchase a Prime Impact Class A ordinary share converted into a warrant to purchase one the Company’s Class A ordinary share, (ii) CCT converted 455,818,627 preferred shares, issued and outstanding immediately prior to the Acquisition Merger, into 479,099,566 ordinary shares of CCT based on CCT’s then effective memorandum and articles of association, and (iii) CCT converted (a) its 676,533,464 issued and outstanding ordinary shares (including those converted from the preferred shares of CCT, but excluding 253,181,563 CCT ordinary shares held by Mr. Lei Zhang) into 49,692,232 Class A ordinary shares of the Company based on applicable Per Share Merger Consideration (as defined in the Business Combination Agreement), (b) 253,181,563 issued and outstanding ordinary shares of CCT held by Mr. Lei Zhang were converted into 18,596,504 Class B ordinary shares of the Company based on applicable Per Share Merger Consideration, (c) 865,227 outstanding warrants with each warrant to purchase a CCT’s preferred share converted into 63,552 warrants with each warrant to purchase one the Company’s Class A ordinary share based on applicable Per Share Merger Consideration, (d) the outstanding options of CCT converted into options of the Company based on applicable Per Share Merger Consideration, and (e) the outstanding restricted shares of CCT converted into restricted shares of CCG based on applicable Per Share Merger Consideration.

On September 11, 2023, Prime Impact, CCT and the Company entered into certain Subscription Agreements and a Backstop Agreement with global institutional investors for private investment in public equity (the “PIPE”) in connection with the Business Combination. Pursuant to such agreements, the Company issued 634,228; 1,300,000; and 500,000 Class A ordinary shares to Prime Impact Cayman LLC (the “Sponsor”); World Dynamic Limited; and Goldrock Holdings Limited for the consideration of US$10.00 per share, respectively. The consideration from the Sponsor was related to settlement of the Sponsor’s obligations with respect to the payment of certain Prime Impact transaction expenses in connection with the Business Combination. The Company incurred financing costs of RMB5.0 million related to the above PIPE financing transactions, which were directly associated with and incremental to these transactions.

The number of ordinary shares issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of shares
CCT’s ordinary shares outstanding at December 31, 2022	432,673,255
CCT’s ordinary shares issued to the Preferred Shareholders (Note 14)	17,942,206
CCT’s ordinary shares outstanding prior to the Reverse Recapitalization	450,615,461

Conversion of CCT’s ordinary shares(1)	33,098,268
Conversion of CCT’s convertible redeemable preferred shares(1)	35,190,468
Conversion of Prime Impact’s Class A ordinary shares(2)	375,193
Conversion of Prime Impact’s Class B ordinary shares(2)	4,341,052
Ordinary shares attributable to conversion	73,004,981
Ordinary shares attributable to Prime Impact Cayman LLC(3)	634,228
Ordinary shares attributable to World Dynamic Limited(3)	1,300,000
Ordinary shares attributable to Goldrock Holdings Limited(3)	500,000
Total number of ordinary shares as of closing of the Reverse Recapitalization and PIPE transactions	75,439,209

(1)	On the Closing Date, CCT converted its (i) 450,615,461 issued and outstanding ordinary shares; and (ii) 479,099,566 convertible redeemable preferred shares, issued and outstanding immediately prior to the Reverse Recapitalization into 33,098,268 and 35,190,468 Class A ordinary shares of the Company, respectively, based on the conversion ratio of 13.6145:1.

(2)	On the Closing Date, Prime Impact converted its issued and outstanding (i) 375,193 Class A ordinary shares; and (ii) 4,341,052 Class B ordinary shares into 4,716,245 Class A ordinary shares of the Company.

(3)	On September 11, 2023, Prime Impact, CCT and the Company entered into certain Subscription Agreements and a Backstop Agreement with global institutional investors in connection with the Business Combination. Pursuant to such agreements, the Company issued 634,228, 1,300,000, and 500,000 Class A ordinary shares to the Sponsor, World Dynamic Limited, and Goldrock Holdings Limited for the consideration of US$10.00 per share, respectively.

Supplemental schedule about Reverse Recapitalization

For the year ended December 31,
2023
RMB
Cash held by Prime Impact and cash related to Prime Impact trust account	360,745
Less redemptions	(331,574)
Cash related to trust account, net of redemptions	29,171
Cash consideration for the subscription of shares by the Sponsor	14,787
Cash available for payment of costs	43,958
Less cash paid associated with transaction costs allocated to Reverse Recapitalization	(33,031)
Less cash paid on behalf of the Company for professional expenses	(2,318)
Proceeds from PIPE financing – Prime Impact Cayman LLC	8,609
Proceeds from PIPE financing – World Dynamic Limited	93,436
Proceeds from PIPE financing – Goldrock Holdings Limited	35,863
Total contributions from PIPE financing	137,908
Less cash payment associated with transaction costs allocated to PIPE	(4,953)
Net contributions from Reverse Recapitalization and PIPE financing	132,955